Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated depreciation	$ (940,984)	$ (927,909)	$ (661,930)
Property, plant and equipment before construction in process	3,415,102	3,352,994	1,252,164
Construction in process	418,959	304,845	26,893
Total property, plant and equipment, net	3,834,061	3,657,839	1,279,057
Leasehold improvements [Member]
Property, plant and equipment before construction in process	126,598	126,598	50,772
Machinery And Equipment [Member]
Property, plant and equipment before construction in process	$ 4,229,448	$ 4,154,305	$ 1,863,322